FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 183,710	$ 168,988
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position		1,685
Privately held companies	6,780	6,720
Marketable securities held for sale	184,960	169,694
Foreign exchange forward and cylinders - net asset position	1,394
Foreign exchange forward and cylinders - net liability position		(6,947)
Total assets and liabilities	193,134	171,152
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position		0
Privately held companies	0	0
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net asset position	0
Foreign exchange forward and cylinders - net liability position		0
Total assets and liabilities	0	0
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position		1,685
Privately held companies	0	0
Marketable securities held for sale	184,960	169,694
Foreign exchange forward and cylinders - net asset position	1,394
Foreign exchange forward and cylinders - net liability position		(6,947)
Total assets and liabilities	186,354	164,432
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position		0
Privately held companies	6,780	6,720
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net asset position	0
Foreign exchange forward and cylinders - net liability position		0
Total assets and liabilities	$ 6,780	$ 6,720